Share-based payments - Deferred share unit plan (Narrative) (Details) - shares	Sep. 30, 2020	Sep. 30, 2019
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding DSUs (in shares)	152,743	137,571